Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024	Apr. 28, 2023
Deferred tax assets:
Net operating loss, capital loss, and credit carryforwards	$ 30	$ 112
Capitalization of research and development	93	280
Other accrued liabilities	48	8
Legal settlement	5	37
Accrued compensation	19	14
Stock-based compensation	3	11
Lease obligations	7	12
Intangible assets	72	3
Accumulated depreciation	0	5
Inventory	5	1
Other	1	6
Gross deferred tax assets	283	489
Valuation allowance	(214)	(462)	$ (360)	$ (273)
Total deferred tax assets	69	27
Deferred tax liabilities:
Right of use leases	(7)	(12)
Other	(8)	0
Total deferred tax liabilities	(15)	(12)
Tax assets, net	54	15
Tax assets	61	19
Other liabilities	$ (7)	$ (4)